Acquisitions - Additional Information (Detail) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 01, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($) Business	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Business	Dec. 31, 2018 USD ($) Business	Dec. 31, 2017 USD ($) Business
Business Acquisition [Line Items]
Purchase price	$ 81,600
Contingent consideration		$ 48,153	$ 48,153	$ 46,083	$ 47,649	$ 85,977	$ 155,940
Business acquisition, maximum contingent consideration					286,200
Business Acquisition, Current Net Income Loss before Income Taxes						(79,165)
Fair Value for equity portion of purchase price	4,600
Cash paid for business acquisition			$ 51,389	$ 5,171	$ 10,582	$ 186,014	59,850
Acquisitions In 2019 [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business					4
Purchase price					$ 14,016
Cash paid for business acquisition					10,582
Contingent consideration					2,500
Business combination, holdback amount					900
Business acquisition, maximum contingent consideration					10,700
Business Acquisition, Goodwill, Expected Tax Deductible Amount					300
Business Acquisition, Current Revenues of Acquiree					17,300
Business Acquisition, transaction costs incurred					$ 400
Acquisitions In 2018 [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business						9
Purchase price						$ 129,800
Cash paid for business acquisition						109,800
Contingent consideration						18,700
Business combination, holdback amount						1,400
Business acquisition, maximum contingent consideration						127,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount						45,100
Business Acquisition, Current Revenues of Acquiree						29,600
Business Acquisition, transaction costs incurred						2,100
Business Acquisition, Current Net Income Loss before Income Taxes						(79,200)
Contingent consideration						3,000
Acquisitions In 2018 [Member] | Take 5 Acquisition [Member]
Business Acquisition [Line Items]
Cash paid for business acquisition						76,200
Contingent consideration	81,600
Business combination, holdback amount	800
Business Acquisition, Current Net Income Loss before Income Taxes						$ (79,165)
Fair Value for equity portion of purchase price	$ 4,600
Daymon Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Goodwill, Expected Tax Deductible Amount							87,500
Business Acquisition, Current Revenues of Acquiree							47,900
Business Acquisition, transaction costs incurred							2,700
Business Acquisition, Current Net Income Loss before Income Taxes							10,600
Equity portion of purchase price							671,100
Fair Value for equity portion of purchase price							3,700,000
Daymon Acquisition [Member] | Class A Common Stock
Business Acquisition [Line Items]
Equity portion of purchase price							636,200
Daymon Acquisition [Member] | Class B Common Stock
Business Acquisition [Line Items]
Equity portion of purchase price							$ 34,900
Other 2017 Acquisitions [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business							12
Purchase price							$ 239,257
Cash paid for business acquisition							140,881
Contingent consideration							95,000
Business combination, holdback amount							3,400
Business acquisition, maximum contingent consideration							206,200
Business Acquisition, Goodwill, Expected Tax Deductible Amount							23,600
Business Acquisition, Current Revenues of Acquiree							173,500
Business Acquisition, transaction costs incurred							$ 2,800
Acquisitions In 2020 [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business			3
Purchase price			$ 72,086
Cash paid for business acquisition			51,389
Contingent consideration		17,210	17,210
Business acquisition, maximum contingent consideration		45,800	45,800
Business Acquisition, Goodwill, Expected Tax Deductible Amount		19,800	19,800
Business Acquisition, Current Revenues of Acquiree		17,800	44,700
Cash paid for business acquisition			51,389
Business combination, holdback amount		3,500	3,500
Business Acquisition, transaction costs incurred		$ 0	$ 200
Acquisitions In 2020 [Member] | Sales Revenues [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business			2
Acquisitions In 2020 [Member] | Marketing Agencies
Business Acquisition [Line Items]
Number of acquired businesses | Business			1
UNITED STATES | Acquisitions In 2019 [Member] | Sales Revenues [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business					2
UNITED STATES | Acquisitions In 2018 [Member] | Sales Revenues [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business						4
UNITED STATES | Acquisitions In 2018 [Member] | Marketing Agencies
Business Acquisition [Line Items]
Number of acquired businesses | Business						5
UNITED STATES | Other 2017 Acquisitions [Member] | Sales Revenues [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business							4
UNITED STATES | Other 2017 Acquisitions [Member] | Marketing Agencies
Business Acquisition [Line Items]
Number of acquired businesses | Business							2
UNITED STATES | Other 2017 Acquisitions [Member] | Digital [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business							2
Europe [Member] | Acquisitions In 2019 [Member] | Marketing Agencies
Business Acquisition [Line Items]
Number of acquired businesses | Business					2
Europe [Member] | Other 2017 Acquisitions [Member] | Sales Revenues [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business							4